Additional information on the consolidated statements of income (loss) - Disclosure of employee benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Additional Information On Consolidated Statements Of Loss Line Items
Employee benefit expenses	$ 28,586	$ 20,142
Employee benefit expenses [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Salaries and wages	17,494	12,282
Share-based compensation	13,280	9,361
Cost recoveries from associates	(2,188)	(1,501)
Employee benefit expenses	$ 28,586	$ 20,142